CONVERTIBLE LOAN notes (the “notes”) (Tables)	12 Months Ended
Mar. 31, 2025
Convertible Loan Notes
SCHEDULE OF CONVERTIBLE LOAN NOTES

	At 31 March 2025	At 31 March 2024
	USD	USD
Fair value of the Notes	-	3,743,000
Accrued interest	-	347,342
	-	4,090,342
Classified as:
Current liabilities	-	3,975,534
Non-current liabilities	-	114,808
	-	4,090,342